Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Finished products	$ 30,429	$ 36,270
Purchased products	4,754	6,251
Work in progress	12,276	8,082
Raw materials	21,326	16,820
Total Inventories	$ 68,785	$ 67,423